GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of goodwill

:

	December 31,	December 31,
	2013	2014
Gross amount:
Beginning balance	$7,433,142	$7,649,731
Addition	—	—
Exchange difference	216,589	(186,025)
Ending balance	7,649,731	7,463,706
Accumulated impairment loss:
Beginning balance	—	—
Charge for the period	—	—
Ending balance	—	—
Goodwill, net	$7,649,731	$7,463,706